Long-term deposit (Tables)	3 Months Ended
Mar. 31, 2022
Long-term deposit
Schedule of long term deposit

	March 31,	December 31,
	2022	2021
Security deposit	$1,161,000	$1,161,000
Deposit for facility construction and equipment	772,752	—
	$1,933,752	$1,161,000